CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Current assets
Cash and cash equivalents	$ 194,263	$ 229,046	$ 51,179
Short-term deposits	54,620	55,292
Accounts receivable, net of allowance for doubtful accounts of $-, $- and $- (including amounts due from related parties of $2,000, $3,000 and $11,000)	744	4	138
Other current assets and prepaid expenses (including current portion of clinical materials)	13,420	10,740	2,990
Total current assets	263,047	295,082	54,307
Restricted cash	4,508
Clinical materials	4,736
Property, plant and equipment, net	13,225	5,393	1,428
Intangibles, net	305	178
Total assets	285,821	300,653	55,735
Current liabilities
Accounts payable (including amounts due to related parties of $-, $143,000 and $194,000)	7,884	1,982	1,010
Accrued expenses and other accrued liabilities (including amounts due to related parties of $288,000, $2,000 and $-)	7,518	3,877	9,978
Deferred revenue	12,487	20,906	41,790
Total current liabilities	27,889	26,765	52,778
Deferred revenue, less current portion	22,939	14,885
Total liabilities	50,828	41,650	52,778
Contingencies and commitments - Note 8
Equity
Common stock - Ordinary shares par value GBP 0.001, 574,711,900 authorized and 424,711,900 issued and outstanding (June 30, 2015: 574,711,900 authorized and 424,711,900 issued and outstanding, June 30, 2014: 211,139,700 authorized and 181,370,100 issued and outstanding)	682	682	291
Additional paid in capital	332,363	328,795	32,512
Accumulated other comprehensive (loss) income	(8,139)	(3,561)	274
Accumulated deficit	(89,913)	(66,913)	(30,120)
Total equity	234,993	259,003	2,957
Total liabilities and stockholders' equity	$ 285,821	$ 300,653	$ 55,735